VIE - Non-consolidated (Details 8) - CHF (SFr) SFr in Millions	Dec. 31, 2022	Dec. 31, 2021
VIE Disclosures
Trading assets	SFr 65,461	SFr 111,141
Net loans	264,165	291,686
Other assets	46,608	41,231
Assets	531,358	755,833
Maximum exposure to loss	32,732	41,587
Non-consolidated VIE assets	265,594	298,708
Other liabilities	18,200	22,644
Liabilities	486,027	711,603
Collateralized debt or loan obligations
VIE Disclosures
Maximum exposure to loss	547	774
Non-consolidated VIE assets	9,713	10,266
CP Conduit
VIE Disclosures
Maximum exposure to loss	4,374	7,625
Non-consolidated VIE assets	7,297	14,948
Financial intermediation - Securitizations
VIE Disclosures
Maximum exposure to loss	9,514	8,036
Non-consolidated VIE assets	79,322	108,942
Financial intermediation - Funds
VIE Disclosures
Maximum exposure to loss	2,808	3,447
Non-consolidated VIE assets	116,010	103,179
Financial intermediation - Loans
VIE Disclosures
Maximum exposure to loss	9,999	13,068
Non-consolidated VIE assets	38,632	36,428
Financial intermediation - Other
VIE Disclosures
Maximum exposure to loss	5,490	8,637
Non-consolidated VIE assets	14,620	24,945
Non-consolidated VIEs
VIE Disclosures
Trading assets	6,664	11,222
Net loans	16,027	15,376
Other assets	1,021	768
Assets	23,712	27,366
Non-consolidated VIEs | Collateralized debt or loan obligations
VIE Disclosures
Trading assets	214	257
Net loans	314	268
Other assets	6	6
Assets	534	531
Non-consolidated VIEs | CP Conduit
VIE Disclosures
Trading assets	0	0
Net loans	1,440	1,005
Other assets	0	0
Assets	1,440	1,005
Non-consolidated VIEs | Financial intermediation - Securitizations
VIE Disclosures
Trading assets	3,877	4,526
Net loans	2,521	940
Other assets	3	22
Assets	6,401	5,488
Non-consolidated VIEs | Financial intermediation - Funds
VIE Disclosures
Trading assets	750	932
Net loans	1,934	2,403
Other assets	124	112
Assets	2,808	3,447
Non-consolidated VIEs | Financial intermediation - Loans
VIE Disclosures
Trading assets	7	13
Net loans	7,617	8,774
Other assets	4	0
Assets	7,628	8,787
Non-consolidated VIEs | Financial intermediation - Other
VIE Disclosures
Trading assets	1,816	5,494
Net loans	2,201	1,986
Other assets	884	628
Assets	4,901	8,108
Bank
VIE Disclosures
Trading assets	65,955	111,299
Net loans	268,104	300,358
Other assets	41,753	36,715
Assets	530,039	759,214
Other liabilities	16,826	21,309
Liabilities	481,563	711,127
Bank | Non-consolidated VIEs
VIE Disclosures
Trading assets	6,664	11,222
Net loans	16,027	15,376
Other assets	1,019	765
Assets	23,710	27,363
Maximum exposure to loss	32,730	41,584
Non-consolidated VIE assets	265,484	293,208
Bank | Non-consolidated VIEs | Collateralized debt or loan obligations
VIE Disclosures
Trading assets	214	257
Net loans	314	268
Other assets	6	6
Assets	534	531
Maximum exposure to loss	547	774
Non-consolidated VIE assets	9,713	10,266
Bank | Non-consolidated VIEs | CP Conduit
VIE Disclosures
Trading assets	0	0
Net loans	1,440	1,005
Other assets	0	0
Assets	1,440	1,005
Maximum exposure to loss	4,374	7,625
Non-consolidated VIE assets	7,297	14,948
Bank | Non-consolidated VIEs | Financial intermediation - Securitizations
VIE Disclosures
Trading assets	3,877	4,526
Net loans	2,521	940
Other assets	3	22
Assets	6,401	5,488
Maximum exposure to loss	9,514	8,036
Non-consolidated VIE assets	79,322	108,942
Bank | Non-consolidated VIEs | Financial intermediation - Funds
VIE Disclosures
Trading assets	750	932
Net loans	1,934	2,403
Other assets	122	109
Assets	2,806	3,444
Maximum exposure to loss	2,806	3,444
Non-consolidated VIE assets	115,900	102,820
Bank | Non-consolidated VIEs | Financial intermediation - Loans
VIE Disclosures
Trading assets	7	13
Net loans	7,617	8,774
Other assets	4	0
Assets	7,628	8,787
Maximum exposure to loss	9,999	13,068
Non-consolidated VIE assets	38,632	36,428
Bank | Non-consolidated VIEs | Financial intermediation - Other
VIE Disclosures
Trading assets	1,816	5,494
Net loans	2,201	1,986
Other assets	884	628
Assets	4,901	8,108
Maximum exposure to loss	5,490	8,637
Non-consolidated VIE assets	SFr 14,620	SFr 19,804